Segmented Information (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)
Operating Segments [Abstract]
Number of operating segments | segment	4
Number of reportable segments | segment	5
Disclosure of operating segments [line items]
Revenue from single-family rental properties	$ 441,743,000	$ 366,982,000	[1]
Direct operating expenses	(145,768,000)	(121,242,000)	[1]
Net operating income from single-family rental properties	295,975,000	245,740,000	[1]
Revenue from private funds and advisory services	50,693,000	34,090,000	[1]
Income from equity-accounted investments in multi-family rental properties	75,333,000	746,000	[1]
Income from equity-accounted investments in Canadian residential developments	8,200,000	13,378,000	[1]
Other income	4,786,000	2,565,000	[1]
Income (loss) from investments in U.S. residential developments	31,726,000	(61,776,000)	[1]
Compensation expense	(89,951,000)	(52,095,000)	[1]
Performance fees expense	(42,272,000)	(1,055,000)	[1]
General and administration expense	(41,420,000)	(34,235,000)	[1]
Loss on debt extinguishment	(3,497,000)	0	[1]
Transaction costs	(13,260,000)	(11,607,000)	[1]
Interest expense	(147,680,000)	(137,146,000)	[1]
Fair value gain on rental properties (Note 6)	990,575,000	220,849,000	[1]
Fair value gain on Canadian development properties	10,098,000	0	[1]
Fair value loss on derivative financial instruments and other liabilities	(220,177,000)	(7,461,000)	[1]
Amortization and depreciation expense	(12,129,000)	(10,826,000)	[1]
Realized and unrealized foreign exchange loss	(2,934,000)	(170,000)	[1]
Net change in fair value of limited partners’ interests in single-family rental business	(185,921,000)	(50,581,000)	[1]
Income tax expense	(191,056,000)	(37,779,000)
Net income from continuing operations	517,089,000	112,637,000	[1]
Net (loss) income from discontinued operations	(67,562,000)	3,776,000	[1]
Net income	449,527,000	116,413,000	[1]
Property management fees
Disclosure of operating segments [line items]
Revenue from private funds and advisory services	4,647,000	895,000
Development fees
Disclosure of operating segments [line items]
Revenue from private funds and advisory services	24,418,000	18,298,000
Asset management fees
Disclosure of operating segments [line items]
Revenue from private funds and advisory services	12,719,000	12,061,000
Adjustments to External Revenues | Property management fees
Disclosure of operating segments [line items]
Revenue from private funds and advisory services	(72,077,000)	(44,569,000)
Adjustments to External Revenues | Development fees
Disclosure of operating segments [line items]
Revenue from private funds and advisory services	(1,557,000)	(740,000)
Adjustments to External Revenues | Asset management fees
Disclosure of operating segments [line items]
Revenue from private funds and advisory services	(4,941,000)	0
Operating segments | Single-Family Rental
Disclosure of operating segments [line items]
Revenue from single-family rental properties	441,743,000	366,982,000
Direct operating expenses	(145,768,000)	(121,242,000)
Net operating income from single-family rental properties	295,975,000	245,740,000
Revenue from private funds and advisory services	0	0
Income from equity-accounted investments in multi-family rental properties	0	0
Income from equity-accounted investments in Canadian residential developments	0	0
Other income	0	0
Income (loss) from investments in U.S. residential developments	0	0
Compensation expense	0	0
Performance fees expense	0	0
General and administration expense	0	0
Loss on debt extinguishment	0
Transaction costs	0	0
Interest expense	0	0
Fair value gain on rental properties (Note 6)	0	0
Fair value gain on Canadian development properties	0
Fair value loss on derivative financial instruments and other liabilities	0	0
Amortization and depreciation expense	0	0
Realized and unrealized foreign exchange loss	0	0
Net change in fair value of limited partners’ interests in single-family rental business	0	0
Income tax expense	0	0
Net income from continuing operations	295,975,000	245,740,000
Net (loss) income from discontinued operations	0	0
Net income	295,975,000	245,740,000
Operating segments | Multi-Family Rental
Disclosure of operating segments [line items]
Revenue from single-family rental properties	0	0
Direct operating expenses	0	0
Net operating income from single-family rental properties	0	0
Revenue from private funds and advisory services	0	0
Income from equity-accounted investments in multi-family rental properties	75,333,000	746,000
Income from equity-accounted investments in Canadian residential developments	0	0
Other income	0	0
Income (loss) from investments in U.S. residential developments	0	0
Compensation expense	0	0
Performance fees expense	0	0
General and administration expense	0	0
Loss on debt extinguishment	0
Transaction costs	0	0
Interest expense	0	0
Fair value gain on rental properties (Note 6)	0	0
Fair value gain on Canadian development properties	0
Fair value loss on derivative financial instruments and other liabilities	0	0
Amortization and depreciation expense	0	0
Realized and unrealized foreign exchange loss	0	0
Net change in fair value of limited partners’ interests in single-family rental business	0	0
Income tax expense	0	0
Net income from continuing operations	75,333,000	746,000
Net (loss) income from discontinued operations	(67,562,000)	3,776,000
Net income	7,771,000	4,522,000
Operating segments | Residential Development
Disclosure of operating segments [line items]
Revenue from single-family rental properties	0	0
Direct operating expenses	0	0
Net operating income from single-family rental properties	0	0
Revenue from private funds and advisory services	0	0
Income from equity-accounted investments in multi-family rental properties	0	0
Income from equity-accounted investments in Canadian residential developments	8,200,000	13,378,000
Other income	1,327,000	791,000
Income (loss) from investments in U.S. residential developments	31,726,000	(61,776,000)
Compensation expense	0	0
Performance fees expense	0	0
General and administration expense	0	0
Loss on debt extinguishment	0
Transaction costs	0	0
Interest expense	0	0
Fair value gain on rental properties (Note 6)	0	0
Fair value gain on Canadian development properties	0
Fair value loss on derivative financial instruments and other liabilities	0	0
Amortization and depreciation expense	0	0
Realized and unrealized foreign exchange loss	0	0
Net change in fair value of limited partners’ interests in single-family rental business	0	0
Income tax expense	0	0
Net income from continuing operations	41,253,000	(47,607,000)
Net (loss) income from discontinued operations	0	0
Net income	41,253,000	(47,607,000)
Operating segments | Private Funds and Advisory
Disclosure of operating segments [line items]
Revenue from single-family rental properties	0	0
Direct operating expenses	0	0
Net operating income from single-family rental properties	0	0
Revenue from private funds and advisory services	50,693,000	34,090,000
Income from equity-accounted investments in multi-family rental properties	0	0
Income from equity-accounted investments in Canadian residential developments	0	0
Other income	0	0
Income (loss) from investments in U.S. residential developments	0	0
Compensation expense	0	0
Performance fees expense	0	0
General and administration expense	0	0
Loss on debt extinguishment	0
Transaction costs	0	0
Interest expense	0	0
Fair value gain on rental properties (Note 6)	0	0
Fair value gain on Canadian development properties	0
Fair value loss on derivative financial instruments and other liabilities	0	0
Amortization and depreciation expense	0	0
Realized and unrealized foreign exchange loss	0	0
Net change in fair value of limited partners’ interests in single-family rental business	0	0
Income tax expense	0	0
Net income from continuing operations	50,693,000	34,090,000
Net (loss) income from discontinued operations	0	0
Net income	50,693,000	34,090,000
Corporate
Disclosure of operating segments [line items]
Revenue from single-family rental properties	0	0
Direct operating expenses	0	0
Net operating income from single-family rental properties	0	0
Revenue from private funds and advisory services	0	0
Income from equity-accounted investments in multi-family rental properties	0	0
Income from equity-accounted investments in Canadian residential developments	0	0
Other income	3,459,000	1,774,000
Income (loss) from investments in U.S. residential developments	0	0
Compensation expense	(89,951,000)	(52,095,000)
Performance fees expense	(42,272,000)	(1,055,000)
General and administration expense	(41,420,000)	(34,235,000)
Loss on debt extinguishment	(3,497,000)
Transaction costs	(13,260,000)	(11,607,000)
Interest expense	(147,680,000)	(137,146,000)
Fair value gain on rental properties (Note 6)	990,575,000	220,849,000
Fair value gain on Canadian development properties	10,098,000
Fair value loss on derivative financial instruments and other liabilities	(220,177,000)	(7,461,000)
Amortization and depreciation expense	(12,129,000)	(10,826,000)
Realized and unrealized foreign exchange loss	(2,934,000)	(170,000)
Net change in fair value of limited partners’ interests in single-family rental business	(185,921,000)	(50,581,000)
Income tax expense	(191,056,000)	(37,779,000)
Net income from continuing operations	53,835,000	(120,332,000)
Net (loss) income from discontinued operations	0	0
Net income	$ 53,835,000	$ (120,332,000)

[1]	Certain comparative figures have been adjusted to conform with the current period presentation. Refer to Note 2 for further details.